PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5:- PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	December 31,
	2010	2011
Cost:
Computers, peripheral equipment and software	$1,733	$1,379
Office furniture and equipment	338	196
Leasehold improvements	314	91

	2,385	1,666

Accumulated depreciation	2,279	1,573

Depreciated cost	$106	$93

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was approximately $89, $83 and $45, respectively.